Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.23	12.31.22
Regular Directors	95	79
General Manager	1	1
Area and department Managers	96	95
Total	192	175

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.23	12.31.22
Total Amount of Credit Assistance	36,670,344	34,561,530
Number of Addressees (quantities)	266	279
- Natural Persons	218	219
- Legal Entities	48	60
Average Amount of Credit Assistance	137,859	123,878
Maximum Assistance	9,923,443	5,297,435

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.23	12.31.22
Assets
Cash and Due from Banks	66,371,755	31,693,686
Debt Securities at Fair Value through Profit or Loss	28,608,649	25,473,024
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Assets	19,900,923	324,666
Loans and Other Financing	132,798,676	222,555,814
Other Debt Securities	—	2,276,311
Total Assets	303,804,742	358,642,009
Liabilities
Deposits	86,261,272	46,157,584
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Liabilities	15,316,876	470,614
Financing Received from the Argentine Central Bank and other Financial Institutions	116,066,549	207,582,582
Debt Securities Issued	24,225,683	27,749,336
Subordinated Debt Securities	4,382,966	—
Liabilities for Insurance Contracts	8,309	27,194
Other Non-financial Liabilities	1,418,364	336,191
Total Liabilities	303,804,758	358,642,009

	12.31.23	12.31.22	12.31.21
Income (Loss)
Net Income (Loss) from Interest	5,496,665	13,175,822	(6,917,137)
Net Fee Income (Expense)	20,302,358	18,671,490	21,672,748
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(9,881,990)	(14,175,408)	4,143,821
Other Operating Income (Expense)	15,112,753	16,185,018	19,379,965
Income from Insurance Business	—	—	(37,902,276)
Insurance Business Result	(30,435,372)	(31,115,746)	—
Administrative Expenses	(1,663,787)	(3,324,936)	(1,718,377)
Other Operating Expenses	(3,391)	(102,271)	(89,557)
Total Income	(1,072,764)	(686,031)	(1,430,813)